Warrant Liabilities, net - Gain (Loss) From Change in Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities:	[1]	$ 11	$ (343)	$ 820
SoftBank Senior Unsecured Notes Warrant
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		0	(230)	289
2020 LC Facility Warrant
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		0	(115)	144
Private Warrants
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		11	2	0
2019 Warrant
Class of Warrant or Right [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		$ 0	$ 0	$ 387

[1]	See Note 27 for disclosure of related party amounts.